Current Taxes and Deferred Taxes	12 Months Ended
Dec. 31, 2018
Current Taxes and Deferred Taxes
Current Taxes and Deferred Taxes

18.  Current Taxes and Deferred Taxes:

(a)  Current Tax:

The Bank and its subsidiaries at the end of each year, have constituted a First Category Income Tax Provision, which was determined based on current tax regulations, and has been reflected in the statement of financial position net of taxes to be recovered or payable, as applicable, as of December 31, 2018 and 2017, according to the following detail:

	2017	2018
	MCh$	MCh$

Income taxes	108,844	150,798
Less:
Monthly prepaid taxes (PPM)	(123,717)	(126,917)
Credit for training expenses	(2,036)	(2,224)
Other	(2,670)	(1,410)
Total tax (receivable) payable, net	(19,579)	20,247

	2017	2018
	MCh$	MCh$

Current tax assets	23,032	677
Current tax liabilities	(3,453)	(20,924)
Total tax receivable (payable), net	19,579	(20,247)

(b)  Income Tax:

The Bank’s tax expense recorded for the years ended December 31, 2016, 2017 and 2018 is detailed as follows:

	2016	2017	2018
	MCh$	MCh$	MCh$
Income tax expense:
Current year taxes	134,759	105,024	159,153
Tax from previous period	1,030	(1,401)	2,574
Subtotal	135,789	103,623	161,727
(Credit) charge for deferred taxes:
Origin and reversal of temporary differences	(26,044)	20,043	(4,582)
Effect of changes in tax rate	(9,158)	(5,729)	―
Subtotal	(35,202)	14,314	(4,582)
Other	(375)	(2,576)	2,623
Net charge to income for income taxes	100,212	115,361	159,768

Tax Rate	24.00%	25.50%	27.00%

(c)  Reconciliation of effective tax rate:

The following table reconciles the income tax rate to the effective rate applied to determine the Bank’s income tax expense as of December 31, 2016, 2017 and 2018:

	2016		2017		2018
	Tax rate		Tax rate		Tax rate
	%	MCh$	%	MCh$	%	MCh$
Income tax calculated on net income before tax	24.00	162,063	25.50	175,298	27.00	206,116
Subordinated Debt Payment (*)	(5.05)	(34,092)	(5.67)	(38,997)	(3.21)	(24,515)
Additions or deductions (**)	(3.90)	(26,332)	(2.88)	(19,794)	(4.18)	(31,894)
Tax from previous years	0.15	1,030	(0.20)	(1,401)	0.34	2,574
Effect of changes in tax rate	(1.36)	(9,158)	(0.83)	(5,729)	—	—
Other	1.00	6,701	0.87	5,984	0.98	7,487
Effective rate and income tax expense	14.84	100,212	16.79	115,361	20.93	159,768

(*)    The tax expense related to the subordinated debt held by SAOS S.A, it ended during the current fiscal year, as a result of the generation of sufficient resources to pay off the total debt.

(**)   The deductions of the tax rate for 2016, 2017 and 2018 mainly relate to permanent differences between tax and financial accounting rules.

On September 29, 2014, Law 20,780, published in the Diario Oficial of Chile (equivalent to the “Federal Register”), amended the System of Income Taxation and introduced various adjustments to the tax system.

In the same line, on February 8, 2016 Law 20,899 was published, which established that open corporations must apply the tax regime of the first category with partial deduction of the credit in the final taxes. A regime characterized by the fact that shareholders will only be entitled to allocate against personal taxes (Global Supplementary or Additional), 65% of the first category tax paid by the company.

For this tax regime, the law 20,780 establishes a gradual increase of rates to the first category tax rates according to the following periodicity:

Year	Rate
2014	21.0%
2015	22.5%
2016	24.0%
2017	25.5%
2018	27.0%

Additionally, according to No. 11 of Article 1 of Law 20,780, as of January 1, 2017, the rate of sole tax has been increased to rejected expenses of article 21 from 35% to 40%.

(b)  Effect of deferred taxes on income and equity:

The effects of deferred taxes on assets, liabilities and income accounts are detailed as follows:

	Balance as of	Effect		Balance as of	Balance as of	Effect		Balance as of
	January 1,			December 31,	January 1,			December 31,
	2017	Income	Equity	2017	2018	Income	Equity	2018
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debit differences:
Allowances for loan losses	127,719	(12,276)	—	115,443	138,643	3,232	—	141,875
Personnel provisions	11,231	1,290	—	12,521	12,521	756	—	13,277
Staff vacations	6,674	234	—	6,908	6,908	333	—	7,241
Accrued interest and indexation adjustments from past due loans	3,355	59	—	3,414	3,414	(182)	—	3,232
Staff severance indemnities provision	1,854	(352)	(45)	1,457	1,457	(8)	35	1,484
Provisions of credit card expenses	12,459	(3,504)	—	8,955	8,955	858	—	9,813
Provisions of accrued expenses	14,489	1,869	—	16,358	16,358	(3,203)	—	13,155
Derivative instruments adjustments	—	—	—	—	—	1,356	—	1,356
Adjustment for valuation and impairment of financial assets at fair value through OCI	—	—	—	—	—	(419)	1,365	946
Leasing	37,119	(4,570)	—	32,549	32,549	10,439	—	42,988
Other adjustments	5,664	581	1	6,246	6,246	(5,233)	1	1,014
Total debit differences	220,564	(16,669)	(44)	203,851	227,051	7,929	1,401	236,381
Credit differences:
Depreciation of property and equipment and investment properties	11,815	2,466	—	14,281	14,281	709	—	14,990
Adjustment for valuation and impairment of financial assets at fair value through OCI	1,092	1	1,299	2,392	2,392	—	(2,392)	—
Transitory assets	4,772	714	—	5,486	5,486	28	—	5,514
Derivative instruments adjustments	7,707	(3,329)	—	4,378	4,378	(4,378)	—	—
Accrued interest to effective rate	2,247	(644)	—	1,603	1,603	(39)	—	1,564
Advance payment of lump-sum under union contracts	—	—	—	—	—	6,699	—	6,699
Intangible assets amortization	6,090	(587)	—	5,503	5,503	—	—	5,503
Other adjustments	9,918	(976)	1	8,943	8,943	328	—	9,271
Total credit differences	43,641	(2,355)	1,300	42,586	42,586	3,347	(2,392)	43,541
Total Assets (Liabilities), net	176,923	(14,314)	(1,344)	161,265	184,465	4,582	3,793	192,840